Fair Value Considerations (Tables)	9 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Not Measured At Fair Value On Recurring Basis [Table Text Block]
The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of March 31, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

March 31, 2016
LIABILITIES
Warrant derivative liability	$-	$-	$66,000	$66,000

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of March 31, 2016 and at issuance:

	March 31, 2016	At Issuance

Warrants:
Exercise price	$0.64	$1.51 - $1.95
Volatility	75.0%	75.0%
Equivalent term (years)	4.31 - 4.36	5.0 - 5.11
Risk-free interest rate	1.09% - 1.10%	1.54% - 1.74%
Potential number of shares	159,000 - 228,000	139,000 - 224,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments

Balance as of June 30, 2015	$-
Warrant issuances	103,000
Reclassification of warrant liability to equity upon note conversion	(87,000)
Change in fair value included in earnings	50,000
Balance as of March 31, 2016	$66,000